Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Revenue [abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Nine months ended September 30, 2020	Twelve months ended December 31, 2019

Systems	$835,097	$472,749
Other	26,820	36,399
	$861,917	$509,148

			Nine months
	Year ended	Year ended	ended
	September 30,	September 30,	September 30,
	2022	2021	2020
Major products / service lines
Digitization	$354,620	$1,255,982	$835,097
Non-Lethal	330,658	-	-
Training and services	34,590	-	-
Other	1,651	19,822	26,820
	$721,519	$1,275,804	$861,917

Primary geographical markets
United States	$389,210	$1,238,063	$835,097
Canada	332,309	37,741	26,820
	$721,519	$1,275,804	$861,917

Timing of revenue recognition
Products and services transferred over time	$389,210	$1,238,063	$835,097
Products transferred at a point in time	332,309	37,741	26,820
	$721,519	$1,275,804	$861,917